Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards and disallowed finance costs	$ 59,405	$ 54,215
Vessels and equipment	(6,972)	(3,500)
Other items	363	169
Gross deferred tax assets	65,676	48,753
Valuation allowance	(66,570)	(53,384)
Deferred Income Tax Liabilities, Net	(894)	(4,631)
Deferred Tax Liabilities, Derivatives	(1,064)	(2,131)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	(261)	(258)
Other noncurrent liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Taxes and Other Liabilities, Noncurrent	$ 1,155	$ 4,889